Taxes (Details Narrative) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 28, 2024	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Income tax percenatge			15.00%
Additional tax percenatge			10.00%
Taxable income			9.00%
Income tax percenatge			25.80%
Corporate income tax			15.00%
Uncertain tax treatments			$ 5,146	$ 5,229
Other taxes				669
Top-up expenses			$ 219	94
Effective tax rate			15.00%
Description of useful life, property, plant and equipment			straight line over 4 years
Enrollment updated amount	$ 1,930
Tax debt settlement		$ 149
Expense other taxes		$ 135
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Revenues exceeding			$ 750
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments			10,672	10,270
I R P J And C S L L [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments			614	767
Other taxes			$ 4,912	$ 4,274